Other Income (Loss), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income (Loss), Net
Realized gain on marketable securities		$ 31,891	$ 2,127,985
Unrealized gain (loss) on marketable securities			(1,722,700)
Income (loss) from sales of properties held for sales		742	(17,430)
Foreign exchange gain (loss)	$ (74,190)	1,217,262	(431,686)
Others		246,497	252,706
Total	$ (74,190)	$ 1,496,392	$ 208,875